Reportable Operating Segment (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Operating segment information

The following table presents certain selected financial information as of or for the years ended December 31, 2014, 2013 and 2012:

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2014
Non-interest revenues	$12,732	$4,737	$5,173	$5,426	$752		$28,820
Interest income	5,786	1,085	15	52	241		7,179
Interest expense	604	330	240	(269)	802		1,707
Total revenues net of interest expense	17,914	5,492	4,948	5,747	191		34,292
Total provision	1,396	370	180	93	5		2,044
Pretax income (loss) from continuing operations	5,100	449	2,408	2,620	(1,586)		8,991
Income tax provision (benefit)	1,900	38	865	960	(657)		3,106
Net income (loss)	3,200	411	1,543	1,660	(929)		5,885
Total equity (billions)	10.4	3.0	3.8	2.0	1.5		20.7
2013
Non-interest revenues	12,123	4,644	5,085	5,229	846		27,927
Interest income	5,565	1,118	13	32	277		7,005
Interest expense	693	361	245	(252)	911		1,958
Total revenues net of interest expense	16,995	5,401	4,853	5,513	212		32,974
Total provision	1,250	388	129	67	(2)		1,832
Pretax income (loss) from continuing operations	4,994	643	1,244	2,469	(1,462)		7,888
Income tax provision (benefit)	1,801	12	384	894	(562)		2,529
Net income (loss)	3,193	631	860	1,575	(900)		5,359
Total equity (billions)	9.3	3.1	3.7	2.0	1.4		19.5
2012
Non-interest revenues	11,469	4,561	4,995	5,005	897		26,927
Interest income	5,342	1,147	11	23	331		6,854
Interest expense	765	402	257	(243)	1,045		2,226
Total revenues net of interest expense	16,046	5,306	4,749	5,271	183		31,555
Total provision	1,253	279	106	73	1		1,712
Pretax income (loss) from continuing operations	4,069	659	960	2,219	(1,456)		6,451
Income tax provision (benefit)	1,477	25	316	776	(625)		1,969
Net income (loss)	2,592	634	644	1,443	(831)		4,482
Total equity (billions)	$8.7	$2.9	$3.6	$2.0	$1.7		$18.9

Corporate & Other includes adjustments and eliminations for intersegment activity.

Total revenues net of interest expense and pretax income

The following table presents the Company’s total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	U.S.	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2014(c)
Total revenues net of interest expense	$24,855	$3,767		$2,934		$2,888		$(152)		$34,292
Pretax income (loss) from continuing operations	8,869	525		463		683		(1,549)		8,991
2013(c)
Total revenues net of interest expense	$23,745	$3,700		$2,952		$2,900		$(323)		$32,974
Pretax income (loss) from continuing operations	7,679	524		488		701		(1,504)		7,888
2012(c)
Total revenues net of interest expense	$22,631	$3,594		$3,106		$2,774		$(550)		$31,555
Pretax income (loss) from continuing operations	6,468	505		426		605		(1,553)		6,451

  EMEA represents Europe, the Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and the Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management’s judgment.